Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	(Deficit)	Treasury Stock
Beginning Balance, Amount at Dec. 31, 2010	$ 1,196,215		$ 1,683	$ 8,300,766	$ (7,074,733)	$ (31,501)
Beginning Balance, Shares at Dec. 31, 2010			16,834,260			23,334
Stock Purchase, Shares			5,616,666
Stock Purchase, Amount	2,222,727		562	2,222,165
Warrant Grant, Shares			134,810
Warrant Grant, Amount	25,522		13	25,509
Stock Grant, Shares			698,500
Stock Grant, Amount	141,153		70	141,083
Stock Compensation	307,884			307,884
Net Loss	(2,209,508)				(2,209,508)
Ending Balance, Amount at Dec. 31, 2011	1,683,993		2,328	10,997,407	(9,284,241)	(31,501)
Ending Balance, Shares at Dec. 31, 2011			23,284,236			23,334
Stock Purchase, Shares			4,208,872
Stock Purchase, Amount	1,752,240		434	1,751,806
Warrant Grant, Amount	50,684			50,684
Stock Grant, Shares			1,926,496
Stock Grant, Amount	1,210,911		179	1,210,732
Stock Purchase Preferred, Shares		470,000
Stock Purchase Preferred, Amount	470,000	47		469,953
Conversion of preferred stock, Shares		(250,000)	833,334
Conversion of preferred stock, Amount		(25)	84	(59)
Option Grant, Shares		219,647
Option Grant, Amount	219,647
Beneficial Conversion Feature	120,254			120,254
Closing costs on equity issuance	(334,684)			(334,684)
Net Loss	(4,134,061)				(4,134,061)
Ending Balance, Amount at Dec. 31, 2012	$ 1,038,984	$ 22	$ 3,025	$ 14,485,740	$ (13,418,302)	$ (31,501)
Ending Balance, Shares at Dec. 31, 2012		220,000	30,252,938			23,334